Schedule of other income (Details) - SGD ($)		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Notes and other explanatory information [abstract]
Government grants ()	[1]	$ 7,594	$ 52,661
Interest income ()	[2]	74,212
Others		27	50
Other income		$ 81,833	$ 52,711

[1]	The government grants were subsidies granted from the Government in Singapore for several schemes. These conditions had been satisfied in current period.
[2]	Interest income increased primarily due to higher average cash balances and improved yield on deposits.